TRADE RECEIVABLES, NET (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Beginning balance	$ 904	$ 1,101
Change in provision for the year	432	(131)
Derecognition of bad debts	(174)	(66)
Ending balance	$ 1,162	$ 904